Reconciliation of Basic and Diluted Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Numerator for basic income (loss) per share:
Net income (loss) from continuing operations		$ (125,480)	$ 22,023	$ 14,700
Inducement fee paid upon conversion of Series J preferred stock				(3,657)
Preferred stock dividends paid in shares				(1,783)
Accretion of dividends on preferred stock				(4,204)
Less allocation of dividends to participating securities		(80)	(576)	(1,219)
Net income (loss) from continuing operations available to common shareholders		(125,560)	21,447	3,837
Net loss from discontinued operations available to common shareholders				(39,146)
Net income (loss) available to common shareholders		(125,560)	21,447	(35,309)
Numerator for diluted income (loss) per share:
Net loss from discontinued operations available to common shareholders				(39,146)
Net income (loss) from continuing operations available to common shareholders		(125,560)	21,447	3,837
Net income (loss) from continuing operations available to common shareholders		(125,560)	21,447	3,837
Net income (loss) available to common shareholders		$ (125,560)	$ 21,447	$ (35,309)
Denominator for basic income (loss) per share:
Basic weighted average common shares		72,588	72,188	72,410
Denominator for diluted income (loss) per share:
Basic weighted average shares		72,588	72,188	72,410
Average dilutive options			63	118
Average dilutive non-participatingsecurities			77	14
Diluted weighted average common shares		72,588	72,328	72,542
Basic income (loss) per common share:
Income (loss) from continuing operations		$ (1.73)	$ 0.30	$ 0.05
Loss from discontinued operations				(0.54)
Basic income (loss) per common share		(1.73)	0.30	(0.49)
Diluted income (loss) per common share:
Income (loss) from continuing operations		(1.73)	0.30	0.05
Loss from discontinued operations				(0.54)
Diluted income (loss) per common share		$ (1.73)	$ 0.30	$ (0.49)
Continuing Operations
Numerator for diluted income (loss) per share:
Accretion of dividends on preferred stock	[1]	$ 0	$ 0	$ 0
Allocation of undistributed earnings to participating securities		0	0	0
Less diluted allocation of undistributed earnings to participating securities		$ 0	$ 0	0
Discontinued Operations
Numerator for basic income (loss) per share:
Net loss from discontinued operations available to common shareholders				(39,146)
Numerator for diluted income (loss) per share:
Net loss from discontinued operations available to common shareholders				$ (39,146)

[1]	Although the Company was in a net income position during fiscal 2016, the dilutive effect of the Company's convertible preferred shares was excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.